Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 658,266,000	$ 647,627,000
Unapplied cash and receivable credits	395,817,000	333,858,000
Accrued settlement	280,000,000	0
Accrued insurance	225,845,000	235,284,000
Accrued Operating Expenses	142,045,000	139,652,000
Interest Accrual	121,348,000	119,886,000
Accrued Leases	105,469,000	100,712,000
Witholding tax and VAT	84,918,000	91,839,000
Accrued variable payments acquisition	52,370,000	32,984,000
Derivative financial instruments	11,614,000	53,804,000
Other	425,445,000	441,599,000
Total accrued expenses and other current liabilities	$ 2,503,137,000	$ 2,197,245,000